CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 63,736	$ 77,543	$ 51,517
Cost of revenues	32,722	43,049	31,059
Gross profit	31,014	34,494	20,458
Operating expenses:
Research and development, net	4,814	4,604	4,409
Selling and marketing	14,785	17,130	12,781
General and administrative	$ 7,026	8,898	$ 7,787
Impairment of goodwill and intangible assets		2,439
Total operating expenses	$ 26,625	33,071	$ 24,977
Operating income (loss)	4,389	1,423	(4,519)
Financial income, net (Note 17)	642	1,979	59
Income (loss) before income taxes (Note 14)	5,031	3,402	(4,460)
Taxes on income	1,923	82	69
Net income (loss)	3,108	3,320	(4,529)
Less - loss attributable to non-controlling interests	33	90	66
Net income (loss) attributable to Magal shareholders'	$ 3,141	$ 3,410	$ (4,463)
Basic and diluted income (loss) per share	$ 0.19	$ 0.21	$ (0.28)